Document and Entity Information	Jan. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 06, 2026
Entity File Number	0-25969
Entity Registrant Name	URBAN ONE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1166660
Entity Address, Address Line One	1010 Wayne Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
City Area Code	301
Local Phone Number	429-3200
Entity Address, Postal Zip Code	20910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001041657
Current Fiscal Year End Date	--12-31
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 Par Value
Trading Symbol	UONE
Security Exchange Name	NASDAQ
Common Stock Class D [Member]
Document Information [Line Items]
Title of 12(b) Security	Class D Common Stock, $0.001 Par Value
Trading Symbol	UONEK
Security Exchange Name	NASDAQ